As filed with the Securities and Exchange Commission on August 26, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3489

THE WRIGHT MANAGED EQUITY TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – June 30, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

The Wright Managed Blue Chip Investment Funds

The Wright Managed Blue Chip Investment Funds consist of three equity funds from The Wright Managed Equity Trust and one fixed-income fund from The Wright Managed Income Trust. Each of the four funds have distinct investment objectives and policies. They can be used individually or in combination to achieve virtually any objective. Further, as they are all "no-load" funds (no commissions or sales charges), portfolio allocation strategies can be altered as desired to meet changing market conditions or changing requirements without incurring any sales charges.

Approved Wright Investment List

Securities selected for investment in these funds are chosen mainly from a list of "investment grade" companies maintained by Wright Investors' Service ("Wright", "WIS" or the "Adviser"). Over 39,000 global companies (covering 85 countries) in Wright's database are screened as new data becomes available to determine any eligible additions or deletions to the list. The qualifications for inclusion as "investment grade" are companies that meet Wright's Quality Rating criteria. This rating includes fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. In addition, securities, which are not included in Wright's "investment grade" list, may also be selected from companies in the fund's specific benchmark (up to 20% of the market value of the portfolio) in order to achieve broad diversification.

Three Equity Funds

Wright Selected Blue Chip Equities Fund (WSBC) (the "Fund") seeks to enhance total investment return through price appreciation plus income. The Fund's portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the Fund's investment. The Adviser seeks to outperform the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright Major Blue Chip Equities Fund (WMBC) (the "Fund") seeks to enhance total investment return through price appreciation plus income by providing a broadly diversified portfolio of equities of larger well-established companies with market values of $5-$10 billion or more. The Adviser seeks to outperform the Standard & Poor's 500 Index ("S&P 500") by selecting stocks, using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright International Blue Chip Equities Fund (WIBC) (the "Fund") seeks total return consisting of price appreciation plus income by investing in a broadly diversified portfolio of equities of well-established, non-U.S. companies. The Fund may buy common stocks traded on the securities exchange of the country in which the company is based or it may purchase American Depositary Receipts ("ADR's") traded in the United States. The portfolio is denominated in U.S. dollars and investors should understand that fluctuations in foreign exchange rates may impact the value of their investment. The Adviser seeks to outperform the MSCI World ex U.S. Index ("MSCI World ex U.S.") by selecting stocks using fundamental company analysis and company-specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries, sectors and countries.

One Fixed-Income Fund

Wright Current Income Fund (WCIF) (the "Fund") may be invested in a variety of securities and may use a number of strategies, including GNMAs, to produce a high level of income with reasonable stability of principal. The Fund reinvests all principal payments. Dividends are accrued daily and paid monthly. The Fund's benchmark is the Barclays GNMA Backed Bond Index.

Table of Contents

Investment Objectives                                                               inside front
Letter to Shareholders                                                                 2
Fund Expenses                                                        4
Board of Trustees Annual Approval of the Investment Advisory Agreement                                                                                                          40
Important Notices Regarding Delivery of Shareholder Documents, Portfolio Holdings and Proxy Voting                                                      42

                                        FINANCIAL STATEMENTS

The Wright Managed Equity Trust

Wright Selected Blue Chip Equities Fund
Portfolio of Investments                                    6
Statements of Assets and Liabilities                              8
Statement of Operations                                                                                          8
Statemenst of Changes in Net Assets                                                                   9
Financial Highlights                                                                                                10

Wright Major Blue Chip Equities Fund
Portfolio of Investments                                                                                         11
Statement of Assets and Liabilities                                                                      13
Statement of Operations                                                                                         13
Statements of Changes in Net Assets                                                                  14
Financial Highlights                                                                                                 15

Wright International Blue Chip Equities Fund
Portfolio of Investments                                                                                         16
Statement of Assets and Liabilities                                                                      18
Statement of Operations                                                                                         18
Statements of Changes in Net Assets                                                                  19
Financial Highlights                                                                                                 20

Notes to Financial Statements                                                                               21

The Wright Managed Income Trust

Wright Current Income Fund
Portfolio of Investments                                                                                         28
Statement of Assets and Liabilities                                                                      32
Statement of Operations                                                                                         32
Statements of Changes in Nets Assets                                                                33
Financial Highlights                                                                                                 34

Notes to Financial Statements                                                                               35

Letter to Shareholders

Dear Shareholder:

SUMMARY: The major U.S. indexes continued to show a mixed performance in the second quarter, with the Dow and S&P 500 positive for June, Q2 and the first half of 2016 while NASDAQ was negative for all three periods. Foreign stocks continued to have negative returns for American investors despite a mostly weaker dollar. Bonds, dividend-rich stocks and gold remained the best performers for the first half as investors sought havens from volatile trading brought on by a weak global economy, Brexit and other uncertainties. Central banks promise to remain accommodative in this environment, with the Federal Reserve growing less and less likely to raise interest rates, which creates opportunities for active investors.

U.S. stocks managed mostly positive returns in June and the second quarter despite the fallout from the United Kingdom's unexpected decision to leave the European Union and continuing concerns about weak global growth. The Dow Jones Industrial Average had a total return, including dividends, of 0.9% in June, while the S&P 500 gained 0.3%. For the quarter, the Dow returned 2.1% and the S&P added 2.5%. But NASDAQ continued to underperform the two blue-chip indexes, losing 2.1% last month and 0.2% for Q2. For the year to date, the Dow is up 4.3% and the S&P ahead by 3.8%, while NASDAQ is down 2.7%.

Dividend-rich equities delivered the best returns by far in the first half as investors continued to seek safe-haven stocks. Telecom stocks were the best performers among the S&P 500's 10 sectors with a return of nearly 25%, followed closely by utilities, which returned 23.4%. Energy stocks were the best performers for Q2, gaining 11.6%, as the price of crude rebounded sharply from its February lows. Financials and tech stocks were the worst performing sectors in the first half, the only two sectors to post negative returns.

Foreign stocks continued to underperform their American counterparts, despite a mostly weaker dollar. Emerging markets were the best performers in the first half, gaining 6.4% after rising 4.0% in June and 0.7% in Q2. Euro zone stocks are down 6.0% YTD after losing another 4.8% in June and 3.5% in Q2. Japanese stocks returned a negative 2.5% in June and 5.6% for the first half even though the dollar has sunk 14% against the yen.

Bonds continued to provide a safe haven for investors looking to escape uncertainty from the global upheaval. The Barclays U.S. Bond Market Aggregate, which is heavily weighted with U.S. government bonds, had a total return of 5.3% in the first half as the yield on the 10-year Treasury note plunged nearly 80 bps since the beginning of the year to close the first half at 1.47%, near its all-time low. But corporate bonds continued to outperform guvvies, returning 7.5% year to date, while high-yield bonds returned 9.1%. Returns on foreign bonds were even better, as yields in many countries have dropped below zero. The Barclays Global Bonds Aggregate, excluding the U.S., returned nearly 12% in the first half. More than $11.7 trillion of global bonds now carry negative yields, according to Fitch Ratings. Gold has also been a safe haven and one of the top performers so far this year, climbing 25% YTD after rising another 8.7% last month.

The most recent predictions for the U.S. economy are calling for growth to remain subpar not just for this year but for several years to come. The Federal Reserve doesn't see growth exceeding 2% for at least the next three years, according to its most recent updated forecast. The International Monetary Fund lowered its U.S. growth forecast for this year to 2.2% from 2.4%, while the World Bank reduced its global growth estimate for this year, largely due to a half percentage point cut in its outlook for advanced economies, led by a huge downward revision for the U.S. to 1.9% from 2.7%. For the second quarter, the Atlanta Fed is predicting 2.6% annualized growth while the New York Fed sees a 2.1% pace, as of July 1.

In the wake of the unexpected decision by the U.K. to leave the European Union, monetary policy across the globe is likely to remain accommodative. Fed Chair Janet Yellen said slow growth – and low interest rates – are likely to be with us for a long time to come, and that was even before the Brexit vote. The Fed left interest rates unchanged at its June monetary policy meeting while also lowering expectations for future increases. Indeed, not only is the possibility of a rate increase getting smaller, especially as the presidential election draws nearer, the odds of a rate reduction are growing. According to one market survey at the end of June, the odds of a rate cut later this year are higher than for a rate increase.
2

Letter to Shareholders

As we enter the second half of the year, we need to remind ourselves just how resilient the global financial markets have been as we've dealt with one crisis after another. Whether it's Brexit or Greece or China or something else, the markets have always stabilized, often thanks to central bank intervention. Such dislocations also create attractive opportunities for active managers like Wright. While we can expect further turbulence in the short term, we will diligently monitor global events and economic data and be prepared to adjust asset allocations, if necessary. For now, we remain invested in what we believe to be high-quality stocks and bonds in our client portfolios, and advise long-term investors to do the same.

Sincerely,

                                 Amit S. Khandwala
Co-Chief Executive Officer

This commentary does not constitute an offer to sell any securities or the solicitation of an offer to purchase any securities. Past performance is not indicative of future results. Statements and opinions in this publication are based on sources of information believed to be accurate and reliable, but the Advisor makes no representations or guarantees as to the accuracy or completeness thereof.

3

Fund Expenses

Example:
As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including redemption fees (if applicable); and (2) ongoing costs including management fees; distribution or service fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 – June 30, 2016).

Actual Expenses:
The first line of the tables shown on the following page provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if applicable).  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

4

Fund Expenses

EQUITY FUNDS

Wright Selected Blue Chip Equities Fund

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16-6/30/16)
Actual Fund Shares	$1,000.00	$1,011.34	$7.00
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.90	$7.02

*Expenses are equal to the Fund's annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015.

Wright Major Blue Chip Equities Fund

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16-6/30/16)
Actual Fund Shares	$1,000.00	$1,013.86	$7.01
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.90	$7.02

*Expenses are equal to the Fund's annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015.

Wright International Blue Chip Equities Fund

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16-6/30/16)
Actual Fund Shares	$1,000.00	$932.05	$8.89
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,015.66	$9.27

*Expenses are equal to the Fund's annualized expense ratio of 1.85% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015.

FIXED-INCOME FUNDS

Wright Current Income Fund

	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period* (1/1/16-6/30/16)
Actual Fund Shares	$1,000.00	$1,031.69	$4.55
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,020.39	$4.52

*Expenses are equal to the Fund's annualized expense ratio of 0.90% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2015.

5

Wright Selected Blue Chip Equities Funds (WSBC) Portfolio of Investments - As of June 30, 2016

Shares	Value

EQUITY INTERESTS - 99.8%

AUTOMOBILES & COMPONENTS - 1.3%
Gentex Corp.	32,685	$504,983

BANKS - 5.4%
Commerce Bancshares, Inc.	5,156	$246,972
East West Bancorp, Inc.	10,715	366,239
Fulton Financial Corp.	53,840	726,840
Signature Bank*	6,590	823,223
		$2,163,274

CAPITAL GOODS - 11.2%
AECOM*	28,590	$908,304
AO Smith Corp.	4,805	423,369
B/E Aerospace, Inc.	8,965	413,959
Carlisle Cos., Inc.	7,485	791,015
Huntington Ingalls Industries, Inc.	6,875	1,155,206
Orbital ATK, Inc.	6,760	575,546
Triumph Group, Inc.	7,645	271,398
		$4,538,797

COMMERCIAL & PROFESSIONAL SERVICES - 6.9%
Deluxe Corp.	16,200	$1,075,194
ManpowerGroup, Inc.	8,660	557,185
RR Donnelley & Sons Co.	68,635	1,161,304
		$2,793,683

CONSUMER DURABLES & APPAREL - 3.5%
Brunswick Corp.	8,605	$389,979
CalAtlantic Group, Inc.	5,695	209,063
Hanesbrands, Inc.	24,555	617,067
TRI Pointe Homes, Inc.*	17,180	203,068
		$1,419,177

CONSUMER SERVICES - 4.4%
Brinker International, Inc.	20,750	$944,748
Jack in the Box, Inc.	5,010	430,459
Service Corp. International	7,600	205,504
Sotheby's	7,565	207,281
		$1,787,992

DIVERSIFIED FINANCIALS - 6.3%
FactSet Research Systems, Inc.	1,455	$234,866
Federated Investors, Inc. - Class B	14,055	404,503
MSCI, Inc.	11,735	905,003
Raymond James Financial, Inc.	11,050	544,765
SEI Investments Co.	9,135	439,485
		$2,528,622

ENERGY - 0.6%
Denbury Resources, Inc.	28,160	$101,094
QEP Resources, Inc.	9,120	160,786
		$261,880

FOOD & STAPLES RETAILING - 0.4%
United Natural Foods, Inc.*	3,235	$151,398

FOOD, BEVERAGE & TOBACCO - 4.7%
Dean Foods Co.	23,565	$426,291
	Shares	Value

Ingredion, Inc.	8,755	$1,132,985
TreeHouse Foods, Inc.*	3,385	347,470
		$1,906,746

HEALTH CARE EQUIPMENT & SERVICES - 9.4%
Amsurg Corp.*	5,465	$423,756
Centene Corp.*	26,585	1,897,371
MEDNAX, Inc.*	6,020	436,029
Molina Healthcare, Inc.*	3,975	198,352
ResMed, Inc.	3,260	206,130
Universal Health Services, Inc. - Class B	1,390	186,399
VCA, Inc.*	6,360	430,000
		$3,778,037

INSURANCE - 6.9%
American Financial Group, Inc.	7,345	$543,016
Arthur J. Gallagher & Co.	4,410	209,916
Everest Re Group, Ltd.	1,760	321,499
Reinsurance Group of America, Inc.	5,000	484,950
Willis Towers Watson PLC	4,560	566,854
WR Berkley Corp.	11,197	670,924
		$2,797,159

MATERIALS - 6.8%
Albemarle Corp.	3,720	$295,033
Ingevity Corp.*	6,783	230,893
Minerals Technologies, Inc.	2,975	168,980
Packaging Corp. of America	16,490	1,103,676
Sonoco Products Co.	4,210	209,069
WestRock Co.	18,650	724,925
		$2,732,576

PHARMACEUTICALS & BIOTECHNOLOGY - 1.7%
Charles River Laboratories International, Inc.*	8,090	$666,939

REAL ESTATE - 5.3%
Communications Sales & Leasing, Inc. REIT	4,510	$130,339
Corrections Corp. of America REIT	37,355	1,308,172
Duke Realty Corp. REIT	14,785	394,168
Jones Lang LaSalle, Inc.	3,315	323,047
		$2,155,726

RETAILING - 1.4%
Big Lots, Inc.	2,710	$135,798
LKQ Corp.*	6,230	197,491
Signet Jewelers, Ltd.	2,770	228,276
		$561,565

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
Integrated Device Technology, Inc.*	8,140	$163,858
Synaptics, Inc.*	5,355	287,831
		$451,689

SOFTWARE & SERVICES - 12.0%
Alliance Data Systems Corp.*	2,320	$454,534
Broadridge Financial Solutions, Inc.	9,495	619,074
Cadence Design Systems, Inc.*	54,545	1,325,443
Convergys Corp.	10,425	260,625

See Notes to Financial Statements.	6

Wright Selected Blue Chip Equities Funds (WSBC) Portfolio of Investments - As of June 30, 2016

Shares	Value

Fortinet, Inc.*	14,585	$460,740
Global Payments, Inc.	10,555	753,416
Manhattan Associates, Inc.*	5,930	380,291
PTC, Inc.*	15,875	596,583
		$4,850,706

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
ARRIS International PLC*	17,615	$369,210
Arrow Electronics, Inc.*	10,535	652,117
Avnet, Inc.	8,170	330,967
		$1,352,294

UTILITIES - 7.1%
Great Plains Energy, Inc.	13,735	$417,544
ONE Gas, Inc.	13,876	924,003
UGI Corp.	33,917	1,534,744
		$2,876,291

TOTAL EQUITY INTERESTS - 99.8% (identified cost, $33,028,207)	$40,279,534

SHORT-TERM INVESTMENTS - 0.0%
Fidelity Government Money Market Fund, 0.25% (1)	13,088	$13,088

TOTAL SHORT-TERM INVESTMENTS - 0.0% (identified cost, $13,088)	$13,088

TOTAL INVESTMENTS — 99.8% (identified cost, $33,041,295)	$40,292,622

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	75,555

NET ASSETS — 100.0%	$40,368,177

PLC — Public Limited Company
REIT — Real Estate Investment Trust

*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of June 30, 2016.

Portfolio Composition by Sector
% of total investments at June 30, 2016
Financials	24.0%
Industrials	18.2%
Information Technology	16.5%
Health Care	11.0%
Consumer Discretionary	10.6%
Utilities	7.1%
Materials	6.8%
Consumer Staples	5.1%
Energy	0.7%

See Notes to Financial Statements.	7

Wright Selected Blue Chip Equities Funds (WSBC)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016

ASSETS:
Investments, at value
(identified cost $33,041,295) (Note 1A)	$40,292,622
Receivable for fund shares sold	19,500
Dividends receivable	59,064
Prepaid expenses and other assets	20,372
Total assets	$40,391,558

LIABILITIES:
Payable for fund shares reacquired	$3,206
Accrued expenses and other liabilities	20,175
Total liabilities	$23,381
NET ASSETS	$40,368,177

NET ASSETS CONSIST OF:
Paid-in capital	$33,723,221
Accumulated net realized loss on investments	(670,172)
Undistributed net investment income	63,801
Unrealized appreciation on investments	7,251,327
Net assets applicable to outstanding shares	$40,368,177

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	3,564,596

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$11.32

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016

INVESTMENT INCOME (Note 1C)
Dividend income	$337,938
Total investment income	$337,938

Expenses –
Investment adviser fee (Note 3)	$117,336
Administrator fee (Note 3)	23,467
Trustee expense (Note 3)	8,706
Custodian fee	2,521
Accountant fee	19,814
Distribution expenses (Note 4)	48,890
Transfer agent fee	15,753
Printing	72
Shareholder communications	3,157
Audit services	8,576
Legal services	4,751
Compliance services	3,202
Registration costs	9,541
Interest expense (Note 8)	353
Miscellaneous	13,032
Total expenses	$279,171

Deduct –
Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(5,034)
Net expenses	$274,137
Net investment income	$63,801

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions	$(614,340)
Net change in unrealized appreciation (depreciation) on investments	1,185,724
Net realized and unrealized gain on investments	$571,384
Net increase in net assets from operations	$635,185

See Notes to Financial Statements.	8

Wright Selected Blue Chip Equities Funds (WSBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2016	December 31, 2015
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$63,801	$97,747
0	Net realized gain (loss) on investment transactions	(614,340)	2,938,459
Net change in unrealized appreciation (depreciation) on investments	1,185,724	(3,165,113)
Net increase (decrease) in net assets from operations	$635,185	$(128,907)
Distributions to shareholders (Note 2)
From net investment income	$-	$(58,600)
From net realized capital gains	(831,095)	(3,929,775)
Total distributions	$(831,095)	$(3,988,375)
Net increase in net assets resulting from fund share transactions (Note 6)	$2,057,441	$5,014,056
Net increase in net assets	$1,861,531	$896,774

NET ASSETS:
At beginning of period	38,506,646	37,609,872
At end of period	$40,368,177	$38,506,646

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$63,801	$-

See Notes to Financial Statements.	9

Wright Selected Blue Chip Equities Funds (WSBC)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended	Years Ended December 31,
FINANCIAL HIGHLIGHTS	June 30, 2016		2015	2014	2013	2012	2011

Net asset value, beginning of period	$11.430		$12.740	$14.160	$11.530	$10.280	$10.400
Income (loss) from investment operations:
Net investment income (loss) (1)	0.018		0.032	0.027	(0.007)	0.028	(0.018)
Net realized and unrealized gain (loss)	0.105		(0.030)	1.043	4.412	1.616	(0.102)
Total income (loss) from investment operations	0.123		0.002	1.070	4.405	1.644	(0.120)

Less distributions:
From net investment income	—		(0.019)	(0.036)	— (2)	(0.025)	—
From net realized gains	(0.233)		(1.293)	(2.454)	(1.775)	(0.369)	—
Total distributions	(0.233)		(1.312)	(2.490)	(1.775)	(0.394)	—
Net asset value, end of period	$11.320		$11.430	$12.740	$14.160	$11.530	$10.280
Total Return(3)	1.13	%(4)	(0.22)%	7.99%	39.82%	16.02%	(1.15)%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$40,368	$38,507	$37,610	$40,204	$29,922		$32,362
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(5)	1.40%	1.45%	1.40%	1.40%	1.40%
Net investment income (loss)	0.33	%(5)	0.25%	0.19%	(0.06)%	0.25%	(0.17)%
Portfolio turnover rate	36	%(4)	55%	66%	76%	54%	82%

	For
(1)		Computed using average shares outstanding.
(2)		Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)		Not annualized.
(5)		Annualized.
(6)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income (loss) ratios would have been as follows:

	2016		2015	2014	2013	2012	2011

Ratios (As a percentage of average daily net assets):
Expenses	1.43	%(5)	1.44%	1.51%	1.43%	1.48%	1.46%
Net investment income (loss)	0.30	%(5)	0.21%	0.13%	(0.09)%	0.17%	(0.23)%

See Notes to Financial Statements.	10

Wright Major Blue Chip Equities Funds (WMBC) Portfolio of Investments - As of June 30, 2016

Shares	Value

EQUITY INTERESTS - 99.8%

BANKS - 10.0%
Bank of America Corp.	7,435	$98,662
Citigroup, Inc.	3,640	154,300
JPMorgan Chase & Co.	4,270	265,338
U.S. Bancorp	6,495	261,943
Wells Fargo & Co.	9,025	427,153
		$1,207,396

CAPITAL GOODS - 8.7%
Boeing Co. (The)	2,060	$267,532
Huntington Ingalls Industries, Inc.	885	148,707
Lockheed Martin Corp.	1,510	374,737
Northrop Grumman Corp.	1,155	256,733
		$1,047,709

CONSUMER DURABLES & APPAREL - 2.2%
Coach, Inc.	3,050	$124,257
PVH Corp.	1,555	146,528
		$270,785

CONSUMER SERVICES - 1.1%
Wyndham Worldwide Corp.	1,850	$131,775

DIVERSIFIED FINANCIALS - 4.9%
Ameriprise Financial, Inc.	915	$82,213
Discover Financial Services	4,865	260,715
Nasdaq, Inc.	3,810	246,393
		$589,321

ENERGY - 3.9%
Anadarko Petroleum Corp.	1,585	$84,401
Marathon Petroleum Corp.	3,405	129,254
Phillips 66	1,410	111,869
Schlumberger, Ltd.	1,755	138,786
		$464,310

FOOD & STAPLES RETAILING - 4.3%
CVS Health Corp.	3,990	$382,002
Walgreens Boots Alliance, Inc.	1,585	131,983
		$513,985

FOOD, BEVERAGE & TOBACCO - 5.0%
Altria Group, Inc.	4,260	$293,770
Philip Morris International, Inc.	3,010	306,177
		$599,947

HEALTH CARE EQUIPMENT & SERVICES - 8.3%
Aetna, Inc.	1,615	$197,240
Anthem, Inc.	3,100	407,154
Centene Corp.*	1,970	140,599
UnitedHealth Group, Inc.	1,775	250,630
		$995,623

INSURANCE - 6.1%
MetLife, Inc.	6,160	$245,353
Progressive Corp. (The)	11,320	379,220
WR Berkley Corp.	1,940	116,245
		$740,818

MATERIALS - 1.6%
Dow Chemical Co. (The)	3,830	$190,389

Shares	Value

MEDIA - 5.8%
Comcast Corp. - Class A	9,785	$637,884
Scripps Networks Interactive, Inc. - Class A	905	56,354
		$694,238

PHARMACEUTICALS & BIOTECHNOLOGY - 5.8%
Amgen, Inc.	1,425	$216,814
Gilead Sciences, Inc.	4,190	349,530
Pfizer, Inc.	3,745	131,861
		$698,205

RETAILING - 3.3%
Dollar General Corp.	1,595	$149,930
Home Depot, Inc. (The)	1,955	249,634
		$399,564

SOFTWARE & SERVICES - 15.4%
Alphabet, Inc. - Class C*	245	$169,564
Cognizant Technology Solutions Corp. - Class A*	2,065	118,201
Facebook, Inc.- Class A*	1,525	174,277
International Business Machines Corp.	2,105	319,497
MasterCard, Inc. - Class A	3,205	282,232
Microsoft Corp.	7,875	402,964
Oracle Corp.	9,605	393,133
		$1,859,868

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
Apple, Inc.	4,645	$444,062

TELECOMMUNICATION SERVICES - 3.9%
AT&T, Inc.	6,170	$266,606
Verizon Communications, Inc.	3,630	202,699
		$469,305

TRANSPORTATION - 3.3%
Southwest Airlines Co.	10,060	$394,453

UTILITIES - 2.5%
NextEra Energy, Inc.	2,295	$299,268

TOTAL EQUITY INTERESTS - 99.8% (identified cost, $11,905,648)	$12,011,021

SHORT-TERM INVESTMENTS - 0.0%
Fidelity Government Money Market Fund, 0.25% (1)	5,769	$5,769

TOTAL SHORT-TERM INVESTMENTS - 0.0% (identified cost, $5,769)	$5,769

TOTAL INVESTMENTS — 99.8% (identified cost, $11,911,417)	$12,016,790

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	22,354

NET ASSETS — 100.0%	$12,039,144

* — Non-income producing security.
(1)	Variable rate security. Rate presented is as of June 30, 2016.

See Notes to Financial Statements.	11

Wright Major Blue Chip Equities Funds (WMBC) Portfolio of Investments - As of June 30, 2016

Portfolio Composition by Sector
% of total investments at June 30, 2016
Financials	21.1%
Information Technology	19.2%
Health Care	14.1%
Consumer Discretionary	12.5%
Industrials	12.0%
Consumer Staples	9.3%
Telecommunication Services	3.9%
Energy	3.9%
Utilities	2.4%
Materials	1.6%

See Notes to Financial Statements.	12

Wright Major Blue Chip Equities Funds (WMBC)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016

ASSETS:
Investments, at value
(identified cost $11,911,417) (Note 1A)	$12,016,790
Dividends receivable	11,059
Prepaid expenses and other assets	20,845
Total assets	$12,048,694

LIABILITIES:
Accrued expenses and other liabilities	9,550
Total liabilities	$9,550
NET ASSETS	$12,039,144

NET ASSETS CONSIST OF:
Paid-in capital	$11,965,948
Accumulated net realized loss on investments	(96,986)
Undistributed net investment income	64,809
Unrealized appreciation on investments	105,373
Net assets applicable to outstanding shares	$12,039,144

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	698,994

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$17.22

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016

INVESTMENT INCOME (Note 1C)
Dividend income	$149,420
Total investment income	$149,420

Expenses –
Investment adviser fee (Note 3)	$36,165
Administrator fee (Note 3)	7,233
Trustee expense (Note 3)	8,346
Custodian fee	2,417
Accountant fee	17,909
Distribution expenses (Note 4)	15,069
Transfer agent fee	12,586
Printing	22
Shareholder communications	2,320
Audit services	8,216
Legal services	1,555
Compliance services	2,626
Registration costs	8,991
Interest expense (Note 8)	206
Miscellaneous	7,649
Total expenses	$131,310

Deduct –
Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(46,719)
Net expenses	$84,591
Net investment income	$64,829

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions	$(95,991)
Net change in unrealized appreciation (depreciation) on investments	192,861
Net realized and unrealized gain on investments	$96,870
Net increase in net assets from operations	$161,699

See Notes to Financial Statements.	13

Wright Major Blue Chip Equities Funds (WMBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2016	December 31, 2015
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$64,829	$126,572
0	Net realized gain (loss) on investment transactions	(95,991)	1,973,543
Net change in unrealized appreciation (depreciation) on investments	192,861	(2,502,483)
Net increase (decrease) in net assets from operations	$161,699	$(402,368)
Distributions to shareholders (Note 2)
From net investment income	$(2,373)	$(126,527)
From net realized capital gains	(939,427)	-
Total distributions	$(941,800)	$(126,527)
Net increase (decrease) in net assets resulting from fund share transactions (Note 6)	$22,260	$(2,599,030)
Net decrease in net assets	$(757,841)	$(3,127,925)

NET ASSETS:
At beginning of period	12,796,985	15,924,910
At end of period	$12,039,144	$12,796,985

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$64,809	$2,353

See Notes to Financial Statements.	14

Wright Major Blue Chip Equities Funds (WMBC)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended	Years Ended December 31,
FINANCIAL HIGHLIGHTS	June 30, 2016		2015	2014	2013	2012	2011

Net asset value, beginning of period	$18.360		$19.100	$17.030	$12.690	$12.260	$12.250
Income (loss) from investment operations:
Net investment income (loss) (1)	0.092		0.168	0.127	0.096	0.082	(0.012)
Net realized and unrealized gain (loss)	0.154		(0.727)	2.095	4.344	0.437	0.022
Total income (loss) from investment operations	0.246		(0.559)	2.222	4.440	0.519	0.010

Less distributions:
From net investment income	—	(2)	(0.181)	(0.152)	(0.100)	(0.089)	—
From net realized gains	(1.386)		—	—	—	—	—
Total distributions	(1.386)		(0.181)	(0.152)	(0.100)	(0.089)	—
Net asset value, end of period	$17.220		$18.360	$19.100	$17.030	$12.690	$12.260
Total Return(3)	1.39	%(4)	(2.91)%	13.04%	35.03%	4.23%	0.08%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$12,039	$12,797	$15,925	$17,692	$15,559		$18,921
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(5)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	1.08	%(5)	0.89%	0.71%	0.65%	0.64%	(0.09)%
Portfolio turnover rate	16	%(4)	118%	62%	64%	76%	154%

(1)		Computed using average shares outstanding.
(2)		Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)		Not annualized.
(5)		Annualized.
(6)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income (loss) ratios would have been as follows:

	2016		2015	2014	2013	2012	2011

Ratios (As a percentage of average daily net assets):
Expenses	2.18	%(5)	2.05%	1.86%	1.87%	1.84%	1.70%
Net investment income (loss)	0.30	%(5)	0.24%	0.25%	0.17%	0.20%	(0.39)%

See Notes to Financial Statements.	15

Wright International Blue Chip Equities Funds (WIBC) Portfolio of Investments - As of June 30, 2016

Shares	Value

EQUITY INTERESTS - 97.4%

AUSTRALIA - 2.8%
Australia & New Zealand Banking Group, Ltd.	7,960	$140,990
CIMIC Group, Ltd.	8,805	230,620
CSL, Ltd.	2,269	186,278
Woodside Petroleum, Ltd.	5,780	113,322
		$671,210

BELGIUM - 0.4%
Delhaize Group	1,012	$104,310

CANADA - 9.1%
Alimentation Couche-Tard, Inc. - Class B	14,130	$603,499
Canadian Tire Corp., Ltd. - Class A	2,429	266,325
CGI Group, Inc. - Class A*	8,909	382,760
Magna International, Inc.	5,195	180,550
Manulife Financial Corp.	24,915	334,042
Toronto-Dominion Bank (The)	9,935	434,218
		$2,201,394

DENMARK - 2.4%
AP Moeller - Maersk A/S - Class B	161	$203,705
Novo Nordisk A/S - Class B	4,027	214,875
Pandora A/S	1,239	167,038
		$585,618

FRANCE - 9.2%
Airbus Group SE	6,934	$404,751
AXA SA	13,745	270,005
BNP Paribas SA	3,680	161,180
Societe Generale SA	2,461	75,747
Thales SA	1,347	113,071
TOTAL SA	10,780	509,580
Veolia Environnement SA	10,823	229,416
Vinci SA	1,341	92,443
Vivendi SA	20,635	371,650
		$2,227,843

GERMANY - 13.2%
Allianz SE	1,301	$184,245
BASF SE	7,759	583,170
Bayer AG	1,067	108,626
Bayerische Motoren Werke AG	2,959	222,467
Continental AG	763	148,140
Daimler AG	4,276	262,149
Hannover Rueck SE	3,003	312,924
Infineon Technologies AG	7,315	105,474
Merck KGaA	1,452	146,196
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	3,044	504,440
Siemens AG	2,442	248,748
Volkswagen AG	2,629	369,913
		$3,196,492

Shares	Value

HONG KONG - 1.9%
BOC Hong Kong Holdings, Ltd.	60,000	$181,398
CK Hutchison Holdings, Ltd.	18,000	196,582
Henderson Land Development Co., Ltd.	13,200	72,344
		$450,324

IRELAND - 0.8%
Ryanair Holdings PLC	15,590	$193,541

ISRAEL - 2.6%
Check Point Software Technologies, Ltd.*	2,288	$183,026
Teva Pharmaceutical Industries, Ltd., ADR	8,833	452,525
		$635,551

ITALY - 1.4%
Intesa Sanpaolo SpA	180,239	$334,297

JAPAN - 22.9%
Asahi Group Holdings, Ltd.	2,300	$75,948
Asahi Kasei Corp.	36,000	252,230
Central Japan Railway Co.	1,341	242,979
Daiwa House Industry Co., Ltd.	17,226	502,652
Fuji Heavy Industries, Ltd.	5,700	197,733
Hitachi, Ltd.	11,535	47,612
Hoya Corp.	3,119	112,997
ITOCHU Corp.	39,800	483,232
Japan Tobacco, Inc.	2,000	83,397
KDDI Corp.	40,100	1,239,465
Mitsubishi Corp.	8,600	149,427
Mitsubishi Electric Corp.	8,000	94,679
Murata Manufacturing Co., Ltd.	1,200	131,581
Nippon Telegraph & Telephone Corp.	12,100	582,053
Nissan Motor Co., Ltd.	9,200	84,126
Nomura Real Estate Holdings, Inc.	6,500	112,547
ORIX Corp.	17,900	226,062
Sekisui Chemical Co., Ltd.	12,000	150,826
Sekisui House, Ltd.	5,600	99,328
Shimadzu Corp.	10,000	151,430
Toyota Motor Corp.	8,200	410,197
Yamada Denki Co., Ltd.	15,800	84,837
		$5,515,338

NETHERLANDS - 2.8%
Boskalis Westminster	8,397	$286,408
Heineken NV	1,297	118,132
ING Groep NV	18,293	184,060
Koninklijke Philips NV	3,470	84,234
		$672,834

SINGAPORE - 0.4%
DBS Group Holdings, Ltd.	8,700	$101,424

SOUTH AFRICA - 0.6%
The Foschini Group, Ltd.	14,666	$133,525

See Notes to Financial Statements.	16

Wright International Blue Chip Equities Funds (WIBC) Portfolio of Investments - As of June 30, 2016

Shares	Value

SPAIN - 4.2%
Enagas SA	5,822	$177,301
Gas Natural SDG SA	12,075	224,788
Iberdrola SA	44,163	288,101
Red Electrica Corp. SA	3,716	322,967
		$1,013,157

SWITZERLAND - 12.1%
ABB, Ltd.	7,144	$141,712
Actelion, Ltd.*	5,847	948,457
Nestle SA	13,180	1,020,359
Novartis AG	4,512	368,329
Swiss Re AG	3,764	321,352
UBS Group AG*	10,088	130,253
		$2,930,462

UNITED KINGDOM - 10.3%
ARM Holdings PLC	5,805	$83,919
Aviva PLC	33,240	167,499
BHP Billiton PLC	19,636	237,662
BP PLC	43,308	241,158
British American Tobacco PLC	3,688	231,311
easyJet PLC	5,286	77,799
Imperial Brands PLC	4,102	213,338
Legal & General Group PLC	49,320	120,868
Rio Tinto PLC	4,134	121,375
Royal Dutch Shell PLC - Class B	11,080	294,267
Shire PLC	5,516	322,306
WPP PLC	17,274	361,973
		$2,473,475

UNITED STATES - 0.3%
Carnival PLC	1,409	$63,221

TOTAL EQUITY INTERESTS - 97.4% (identified cost, $20,896,998)	$23,504,016

SHORT-TERM INVESTMENTS - 1.9%
Fidelity Government Money Market Fund, 0.25% (1)	455,567	$455,567

TOTAL SHORT-TERM INVESTMENTS - 1.9% (identified cost, $455,567)	$455,567

TOTAL INVESTMENTS — 99.3% (identified cost, $21,352,565)	$23,959,583

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.7%	174,586

NET ASSETS — 100.0%	$24,134,169

ADR — American Depositary Receipt
PLC — Public Limited Company
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of June 30, 2016.

Portfolio Composition by Sector
% of total investments at June 30, 2016
Financials	20.8%
Consumer Discretionary	15.0%
Industrials	13.7%
Health Care	12.3%
Consumer Staples	10.4%
Telecommunication Services	7.6%
Utilities	5.4%
Energy	5.1%
Materials	5.1%
Information Technology	4.6%

See Notes to Financial Statements.	17

Wright International Blue Chip Equities Funds (WIBC)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016

ASSETS:
Investments, at value
(identified cost $21,352,565) (Note 1A)	$23,959,583
Foreign currency, at value
(identified cost $21,961) (Note 1A)	21,917
Dividends receivable	25,944
Tax reclaims receivable	121,223
Prepaid expenses and other assets	21,480
Total assets	$24,150,147

LIABILITIES:
Accrued expenses and other liabilities	15,978
Total liabilities	$15,978
NET ASSETS	$24,134,169

NET ASSETS CONSIST OF:
Paid-in capital	$72,954,598
Accumulated net realized loss on investments and foreign currency	(51,643,975)
Undistributed net investment income	229,283
Unrealized appreciation on investments and foreign currency	2,594,263
Net assets applicable to outstanding shares	$24,134,169

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	1,802,219

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$13.39

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016

INVESTMENT INCOME (Note 1C)
Dividend income (net of foreign taxes $74,662)	$548,245
Total investment income	$548,245

Expenses –
Investment adviser fee (Note 3)	$97,389
Administrator fee (Note 3)	20,695
Trustee expense (Note 3)	8,376
Custodian fee	9,107
Accountant fee	30,153
Distribution expenses (Note 4)	30,434
Transfer agent fee	21,616
Printing	45
Shareholder communications	2,742
Audit services	8,248
Legal services	3,145
Compliance services	2,848
Registration costs	9,243
Interest expense (Note 8)	51
Miscellaneous	11,809
Total expenses	$255,901

Deduct –
Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(30,637)
Net expenses	$225,264
Net investment income	$322,981

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss –
Investment transactions	$(729,604)
Foreign currency transactions	(6,219)
Net realized loss	$(735,823)

Change in unrealized appreciation (depreciation) –
Investments	$(1,253,715)
Foreign currency translations	5,933
Net change in unrealized appreciation (depreciation) on investments	$(1,247,782)
Net realized and unrealized loss on investments and foreign currency translations	$(1,983,605)
Net decrease in net assets from operations	$(1,660,624)

See Notes to Financial Statements.	18

Wright International Blue Chip Equities Funds (WIBC)

	Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2016	December 31, 2015
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$322,981	$315,223
Net realized gain (loss) on investment and foreign currency transactions	(735,823)	468,816
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,247,782)	(1,323,966)
Net decrease in net assets from operations	$(1,660,624)	$(539,927)
Distributions to shareholders (Note 2)
From net investment income	$(76,539)	$(338,581)
Total distributions	$(76,539)	$(338,581)
Net increase (decrease) in net assets resulting from fund share transactions (Note 6)	$534,523	$(1,777,065)
Net decrease in net assets	$(1,202,640)	$(2,655,573)

NET ASSETS:
At beginning of period	25,336,809	27,992,382
At end of period	$24,134,169	$25,336,809

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$229,283	$(17,159)

See Notes to Financial Statements.	19

Wright International Blue Chip Equities Funds (WIBC)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended	Years Ended December 31,
FINANCIAL HIGHLIGHTS	June 30, 2016		2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.400		$14.900	$16.280	$14.120	$12.580	$14.860
Income (loss) from investment operations:
Net investment income (1)	0.179		0.169	0.382	0.236	0.244	0.224
Net realized and unrealized gain (loss)	(1.147)		(0.486)	(1.439)	2.480	1.567	(2.256)
Total income (loss) from investment operations	(0.968)		(0.317)	(1.057)	2.716	1.811	(2.032)

Less distributions:
From net investment income	(0.042)		(0.185)	(0.323)	(0.556)	(0.272)	(0.248)
Redemption Fees(1)	—		0.002	— (2)	— (2)	0.001	— (2)
#
Net asset value, end of period	$13.390		$14.400	$14.900	$16.280	$14.120	$12.580
Total Return(3)	(6.73	)%(4)	(2.11)%	(6.51)%	19.46%	14.45%	(13.65)%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$24,134		$25,337	$27,992	$32,067	$33,256	$34,250
Ratios (As a percentage of average daily net assets):
Net expenses	1.85	%(5)	1.85%	1.85%	1.85%	1.85%	1.78%
Net investment income	2.65	%(5)	1.11%	2.37%	1.57%	1.84%	1.56%
Portfolio turnover rate	23	%(4)	33%	57%	45%	58%	50%

(1)			Computed using average shares outstanding.
(2)			Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)			Not annualized.
(5)			Annualized.
(6)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2016		2015	2014	2013	2012

Ratios (As a percentage of average daily net assets):
Expenses	2.10	%(5)	2.04%	2.01%	2.01%	2.01%
Net investment income	2.40	%(5)	0.92%	2.21%	1.41%	1.69%

See Notes to Financial Statements.	20

The Wright Managed Equity Trust Notes to Financial Statements

1. Significant Accounting Policies
Wright Selected Blue Chip Equities Fund ("WSBC"), Wright Major Blue Chip Equities Fund ("WMBC"), and Wright International Blue Chip Equities Fund ("WIBC") (each a "Fund" and collectively, the "Funds") (the Funds constituting Wright Managed Equity Trust (the "Trust")), are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. The Funds seek to provide total return consisting of price appreciation and current income.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").
A. Investment Valuations – Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service. Investments in open-end mutual funds are valued at net asset value. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges are monitored by the investment adviser and may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Funds in a manner that most fairly reflects the security's value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C. Income – Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Funds are informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds' understanding of applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.
D. Federal Taxes – Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes are provided for based on WIBC's understanding of the tax rules and rates that exist in the foreign markets in which it invests. At December 31,
21

The Wright Managed Equity Trust Notes to Financial Statements
2015, WIBC, for federal income tax purposes, has capital loss carryforwards of $50,598,764, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:
December 31,	WIBC
2016	$15,739,844
2017	34,697,416

In addition to the amounts noted in the table above, WIBC has $161,504 available short term capital loss carryforwards that have no expiration date.

As of June 30, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds' federal tax returns filed in the 3-year period ended December 31, 2015, remains subject to examination by the Internal Revenue Service.
E. Expenses – The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.
F. Redemption Fees – A shareholder who redeems or exchanges shares of WIBC within three months of purchase will incur a redemption fee of 2.00% of the current net asset value of shares redeemed, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to WIBC to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.
G. Foreign Currency Translation – Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. The portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
H. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I. Indemnifications – Under each Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Funds. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.
J. Interim Financial Statements – The interim financial statements relating to June 30, 2016, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
22

The Wright Managed Equity Trust Notes to Financial Statements
2. Distributions to Shareholders
It is the present policy of the Trust to make annual distributions of all or substantially all of the net investment income of the Funds and to distribute annually all or substantially all of the net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) of the Funds. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
As of December 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
	WSBC	WMBC	WIBC
Undistributed ordinary income	$-	$2,353	$76,428
Undistributed long-term gain	831,010	939,389	-
Capital loss carryforward and post October losses	-	-	(50,630,051)
Net unrealized appreciation (depreciation)	6,009,856	(88,445)	3,470,357
Total	$6,840,866	$853,297	$(47,083,266)

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, passive foreign investment company transactions, differing treatment of 988 gains/losses and real estate investment trust transactions.
For tax purposes, the prior year deferred late year losses were $31,287 (realized during the period November 1, 2015 through December 31, 2015) for WIBC. This loss was recognized for tax purposes on the first business day of the Fund's current fiscal year, January 1, 2016.
3. Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Wright Investor Services, Inc. ("Wright") as compensation for investment advisory services rendered to the Funds. The fees are computed at annual rates of the Funds' average daily net assets as noted below, and are payable monthly.
Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WSBC	0.60%	0.57%	0.54%	0.50%	0.45%
WMBC	0.60%	0.57%	0.54%	0.50%	0.45%
WIBC	0.80%	0.78%	0.76%	0.72%	0.67%

For the period ended June 30, 2016, the fee and the effective annual rate, as a percentage of average daily net assets for each of the Funds were as follows:
Fund	Investment Adviser Fee	Effective Annual Rate
WSBC	$117,336	0.60%
WMBC	$ 36,165	0.60%
WIBC	$ 97,389	0.80%

23

The Wright Managed Equity Trust Notes to Financial Statements

The administrator fee is earned by Wright for administering the business affairs of each Fund. The fee is computed at an annual rate of 0.17% of WIBC's average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. The fee is computed at an annual rate of 0.12% of WSBC's and WMBC's average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") serves as sub-administrator of the Funds to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.
For the period ended June 30, 2016, the administrator fee for WSBC, WMBC and WIBC amounted to $23,467, $7,233 and $20,695, respectively.
Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Funds' principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright.  The Trustees are compensated by the Trust in conjunction with the Wright Managed Income Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees' fees attributable to each Fund is disclosed in each Fund's Statement of Operations.
4. Distribution and Service Plans
The Trust has in effect a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that each Fund will pay Wright Investors' Service Distributors, Inc. ("WISDI"), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of each Fund for distribution services and facilities provided to the Funds by WISDI.  Distribution fees paid or accrued to WISDI for the period ended June 30, 2016, for WSBC, WMBC and WIBC were $48,890, $15,069 and $30,434, respectively. In addition, the Trustees have adopted a service plan (the "Service Plan") which allows the Funds to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of each Fund's shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of each Fund's average daily net assets. For the period ended June 30, 2016, the Funds did not accrue or pay any service fees.
Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.40% of the average daily net assets of each of WSBC and WMBC and 1.85% of the average daily net assets of WIBC through April 30, 2017 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, Wright waived and/or reimbursed investment adviser fees and expenses of $31,650 and $1,951 for WMBC and WIBC, respectively. WISDI waived distribution fees of $5,034, $15,069 and $28,686 for WSBC, WMBC and WIBC, respectively.

24

The Wright Managed Equity Trust Notes to Financial Statements
5. Investment Transactions
Purchases and sales of investments, other than short-term obligations, were as follows:
Six Months Ended June 30, 2016
	WSBC	WMBC	WIBC
Purchases	$15,662,787	$1,898,768	$5,741,227
Sales	$14,214,487	$2,703,132	$5,489,343

6. Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
WSBC
Sold	609,483	$6,586,637	852,188	$10,773,090
Issued to shareholders in payment of distributions declared	56,517	622,249	243,099	2,912,137
Redemptions	(470,787)	(5,151,445)	(678,901)	(8,671,171)
Net increase	195,213	$2,057,441	416,386	$5,014,056

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
WMBC
Sold	11,626	$199,343	30,347	$577,471
Issued to shareholders in payment of distributions declared	52,697	903,756	6,609	119,467
Redemptions	(62,421)	(1,080,839)	(173,644)	(3,295,968)
Net increase (decrease)	1,902	$22,260	(136,688)	$(2,599,030)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
WIBC
Sold	101,521	$1,331,520	136,622	$2,106,008
Issued to shareholders in payment of distributions declared	5,399	74,446	23,002	329,312
Redemptions	(64,286)	(871,443)	(278,837)	(4,216,708)
Redemption fees	-	-	-	4,323
Net increase (decrease)	42,634	$534,523	(119,213)	$(1,777,065)

7. Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2016, as computed on a federal income tax basis, were as follows:

25

The Wright Managed Equity Trust Notes to Financial Statements

Six Months Ended June 30, 2016
	WSBC	WMBC	WIBC
Aggregate cost	$33,041,295	$11,911,417	$21,352,565
Gross unrealized appreciation	$8,177,819	$754,513	$4,376,305
Gross unrealized depreciation	(926,492)	(649,140)	(1,769,287)
Net unrealized appreciation (depreciation)	$7,251,327	$105,373	$2,607,018

8. Line of Credit
The Funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with MUFG Union Bank, N.A. ("Union Bank"). The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to each Fund, they may be unable to borrow some or all of the Funds' requested amounts at any particular time. As of June 30, 2016, the Funds had no outstanding balances pursuant to this line of credit.
The average borrowings and average interest rate (based on days with outstanding balances) for the period ended June 30, 2016, were as follows:
	WSBC	WMBC	WIBC
Average borrowings	$342,002	$103,445	$238,818
Average interest rate	1.44%	1.43%	1.43%

9. Risks Associated with Foreign Investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Funds, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.
10. Fair Value Measurements
Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

26

The Wright Managed Equity Trust Notes to Financial Statements
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2016, the inputs used in valuing each Fund's investments, which are carried at value, were as follows:
WSBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$40,279,534	$-	$-	$40,279,534
Short-Term Investments	-	13,088	-	13,088
Total Investments	$40,279,534	$13,088	$-	$40,292,622

WMBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$12,011,021	$-	$-	$12,011,021
Short-Term Investments	-	5,769	-	5,769
Total Investments	$12,011,021	$5,769	$-	$12,016,790

WIBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$-	$23,504,016	$-	$23,504,016
Short-Term Investments	-	455,567	-	455,567
Total Investments	$-	$23,959,583	$-	$23,959,583

The Level 1 values displayed in these tables under Equity Interests are Common Stock. Refer to each Fund's Portfolio of Investments for a further breakout of each security by industry or country.
The Funds utilize the end of period methodology when determining transfers in or out of the Level 2 category. As of June 30, 2016, there was $10,941,809 transferred from Level 1 into Level 2 in WIBC as a result of a change in valuation approach. This was a result of securities transferring from quoted prices in an active market to fair valued prices using market data valuation adjustments.
11. Review for Subsequent Events
In connection with the preparation of the financial statements of the Funds as of and for the period ended June 30, 2016, events and transactions subsequent to June 30, 2016, have been evaluated by the Funds' management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

27

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2016
Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 96.5%

AGENCY MORTGAGE-BACKED SECURITIES - 93.9%
$162,253	FHLMC Gold Pool #A37619	4.500%	09/01/35	$176,953
247,005	FHLMC Gold Pool #A39555	5.500%	11/01/35	281,031
435,201	FHLMC Gold Pool #A88945	4.000%	08/01/39	472,822
22,667	FHLMC Gold Pool #C00778	7.000%	06/01/29	27,220
319,673	FHLMC Gold Pool #C03552	4.500%	08/01/40	355,026
856,417	FHLMC Gold Pool #G01838	5.000%	07/01/35	953,921
679,401	FHLMC Gold Pool #G05457	4.500%	05/01/39	748,389
340,011	FHLMC Gold Pool #G07025	5.000%	02/01/42	377,200
119,949	FHLMC Gold Pool #G08022	6.000%	11/01/34	138,582
109,713	FHLMC Gold Pool #G08047	6.000%	03/01/35	126,759
587,733	FHLMC Gold Pool #G08378	6.000%	10/01/39	668,940
325,908	FHLMC Gold Pool #G30285	6.000%	02/01/26	370,185
84,245	FHLMC Gold Pool #G80111	7.300%	12/17/22	92,657
14,747	FHLMC Gold Pool #H09098	6.500%	10/01/37	16,571
120,987	FHLMC Gold Pool #P00024	7.000%	09/01/32	140,426
629,069	FHLMC Gold Pool #P50079	5.000%	07/01/33	693,342
179,397	FHLMC Gold Pool #T30126	5.550%	07/01/37	200,163
228,825	FHLMC Gold Pool #T30133	5.550%	07/01/37	255,406
426,319	FHLMC Gold Pool #T60798	3.500%	07/01/42	443,162
197,397	FHLMC Gold Pool #U30400	5.550%	06/01/37	220,189
1,721,726	FHLMC Gold Pool #U80611	4.500%	11/01/33	1,917,820
233,818	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	268,039
38,615	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	45,240
27,101	FHLMC, Series 2201, Class C	8.000%	11/15/29	31,353
110,924	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	126,425
27,294	FHLMC, Series 2576, Class HC	5.500%	03/15/33	30,395
82,495	FHLMC, Series 2802, Class OH	6.000%	05/15/34	90,684
277,285	FHLMC, Series 3033, Class WY	5.500%	09/15/35	320,015
99,803	FHLMC, Series 3072, Class DL	6.000%	02/15/35	111,898
343,732	FHLMC, Series 3143, Class BC	5.500%	02/15/36	388,707
50,034	FHLMC, Series 3255, Class QE	5.500%	12/15/36	56,154
340,260	FHLMC, Series 3677, Class PB	4.500%	05/15/40	371,804
458,790	FHLMC, Series 3926, Class OP	6.000%	08/15/25	511,466
858,475	FHLMC, Series 3969, Class JY	4.500%	12/15/41	1,046,944
1,538,828	FHLMC, Series 4011, Class DB	4.000%	09/15/41	1,763,378
190,944	FHLMC, Series 4050, Class NK	4.500%	09/15/41	213,934
1,000,000	FHLMC, Series 4299, Class JY	4.000%	01/15/44	1,197,243
27,870	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	31,310
227,379	FNMA Pool #252034	7.000%	09/01/28	264,163
27,544	FNMA Pool #252215	6.000%	11/01/28	31,814
247,686	FNMA Pool #256182	6.000%	03/01/36	279,862
28,927	FNMA Pool #256972	6.000%	11/01/37	31,957
160,597	FNMA Pool #257138	5.000%	03/01/38	172,966
1,269,791	FNMA Pool #463331	5.250%	08/01/29	1,531,527
614,179	FNMA Pool #465714	4.680%	08/01/28	718,076
235,102	FNMA Pool #469130	4.870%	10/01/41	287,385
48,505	FNMA Pool #594207	6.500%	02/01/31	54,566
180,100	FNMA Pool #687887	5.500%	03/01/33	207,868
342,032	FNMA Pool #694795	5.500%	04/01/33	395,513
123,060	FNMA Pool #724888	5.500%	06/01/33	136,979
141,585	FNMA Pool #735861	6.500%	09/01/33	163,555
258,814	FNMA Pool #745318	5.000%	12/01/34	288,539

See Notes to Financial Statements.	28

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2016

Face Amount	Description	Coupon Rate	Maturity Date	Value

221,535	FNMA Pool #801506	4.750%	09/01/34	$243,883
22,505	FNMA Pool #809042	5.500%	10/01/34	25,793
95,880	FNMA Pool #813839	6.000%	11/01/34	108,284
46,159	FNMA Pool #819230	5.350%	02/01/35	52,588
376,029	FNMA Pool #819457	4.750%	02/01/35	415,350
1,243,920	FNMA Pool #821082	6.000%	03/01/35	1,369,570
204,865	FNMA Pool #831927	6.000%	12/01/36	236,998
93,325	FNMA Pool #833303	5.150%	05/01/35	106,563
675,786	FNMA Pool #846323	4.250%	11/01/35	737,020
468,926	FNMA Pool #851762	4.250%	01/01/36	506,795
242,242	FNMA Pool #852504	5.350%	09/01/35	274,637
28,615	FNMA Pool #878502	5.350%	12/01/35	32,594
33,835	FNMA Pool #879901	5.500%	01/01/36	38,779
481,112	FNMA Pool #883281	7.000%	07/01/36	603,378
56,541	FNMA Pool #888534	5.000%	08/01/37	62,949
693,885	FNMA Pool #891367	4.750%	04/01/36	763,234
160,872	FNMA Pool #895567	5.450%	04/01/36	184,351
592,616	FNMA Pool #896838	5.450%	07/01/36	671,866
121,791	FNMA Pool #908160	5.500%	12/01/36	132,274
149,075	FNMA Pool #930504	5.000%	02/01/39	165,376
49,542	FNMA Pool #930664	6.500%	03/01/39	58,531
415,645	FNMA Pool #940441	5.780%	03/01/37	471,175
178,840	FNMA Pool #954633	5.500%	02/01/37	203,169
22,520	FNMA Pool #954957	6.000%	10/01/37	24,991
168,828	FNMA Pool #995656	7.000%	06/01/33	204,176
438,089	FNMA Pool #AC9581	5.500%	01/01/40	495,536
249,099	FNMA Pool #AL6860	4.500%	03/01/44	279,337
535,653	FNMA Pool #AM3191	3.380%	05/01/28	577,624
219,611	FNMA Pool #AM4671	5.320%	10/01/43	289,172
819,328	FNMA Pool #AM5015	4.940%	12/01/43	1,070,082
1,574,650	FNMA Pool #MA1757	4.500%	01/01/44	1,752,326
165,164	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	189,558
252,963	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	303,293
140,211	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	165,434
51,057	FNMA, Series 2003-30, Class JQ	5.500%	04/25/33	57,026
276,838	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	320,670
176,894	FNMA, Series 2004-17, Class H	5.500%	04/25/34	200,274
258,142	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	292,869
231,875	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	259,725
108,061	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	116,402
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	211,802
137,516	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	152,677
727,286	FNMA, Series 2006-24, Class Z	5.500%	04/25/36	826,291
743,731	FNMA, Series 2006-74, Class PD	6.500%	08/25/36	873,681
215,001	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	242,076
592,168	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	652,525
557,118	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	622,672
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	187,861
22,732	FNMA, Series 2010-68, Class GE	4.500%	07/25/40	22,790
136,948	FNMA, Series 2012-51, Class B	7.000%	05/25/42	160,887
655,189	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	719,144
95,595	FNMA, Series G93-5, Class Z	6.500%	02/25/23	106,339
1,380	GNMA I Pool #602377	4.500%	06/15/18	1,406
718	GNMA I Pool #603377	4.500%	01/15/18	731
184,124	GNMA I Pool #615272	4.500%	07/15/33	206,938
124,572	GNMA I Pool #626755	5.000%	03/15/35	141,038

See Notes to Financial Statements.	29

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2016

Face Amount	Description	Coupon Rate	Maturity Date	Value

178,207	GNMA I Pool #644970	5.000%	06/15/35	$201,772
105,339	GNMA I Pool #647406	5.000%	09/15/35	119,314
117,385	GNMA I Pool #650493	5.000%	01/15/36	130,723
122,002	GNMA I Pool #675477	5.000%	06/15/38	137,081
351,490	GNMA I Pool #678649	4.000%	12/15/39	384,745
153,456	GNMA I Pool #697999	4.500%	02/15/24	162,163
331,811	GNMA I Pool #711286	6.500%	10/15/32	378,743
491,210	GNMA I Pool #737844	3.500%	01/15/26	522,048
1,050,427	GNMA I Pool #745301	4.500%	08/15/30	1,120,835
515,550	GNMA I Pool #752112	3.500%	01/15/33	553,862
259,252	GNMA I Pool #781341	6.000%	10/15/31	304,345
458,651	GNMA I Pool #781886	5.500%	03/15/35	525,858
106,325	GNMA I Pool #782771	4.500%	09/15/24	113,768
778,317	GNMA II Pool #003066	5.500%	04/20/31	871,569
33,247	GNMA II Pool #003284	5.500%	09/20/32	37,334
157,168	GNMA II Pool #003403	5.500%	06/20/33	177,337
321,977	GNMA II Pool #003638	6.000%	11/20/34	379,730
87,434	GNMA II Pool #003689	4.500%	03/20/35	94,664
328,013	GNMA II Pool #003909	5.500%	10/20/36	366,051
12,519	GNMA II Pool #004284	5.500%	11/20/38	13,252
133,485	GNMA II Pool #004291	6.000%	11/20/38	152,584
35,482	GNMA II Pool #004412	5.000%	04/20/39	37,487
182,780	GNMA II Pool #004561	6.000%	10/20/39	211,455
134,306	GNMA II Pool #004702	3.500%	06/20/25	141,966
153,987	GNMA II Pool #004753	8.000%	08/20/30	175,445
576,325	GNMA II Pool #004838	6.500%	10/20/40	688,575
1,142,530	GNMA II Pool #442324	4.500%	08/20/41	1,236,953
136,672	GNMA II Pool #610116	5.760%	04/20/33	152,116
198,682	GNMA II Pool #648541	6.000%	10/20/35	213,253
654,452	GNMA II Pool #781642	5.500%	08/20/33	738,279
541,933	GNMA II Pool #AG0467	4.000%	04/20/44	579,993
133,050	GNMA II Pool #MA2295	4.500%	10/20/44	138,319
168,346	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	193,490
56,760	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	68,016
50,579	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	60,542
125,450	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	141,865
84,061	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	89,890
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	168,574
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	186,931
395,956	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	452,085
342,297	GNMA, Series 2003-57, Class C	4.500%	04/20/33	382,536
110,836	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	125,405
30,374	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	31,300
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	225,170
647,026	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	739,170
222,979	GNMA, Series 2005-49, Class B	5.500%	06/20/35	252,034
184,486	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	206,785
66,101	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	75,682
43,341	GNMA, Series 2007-18, Class B	5.500%	05/20/35	50,837
394,636	GNMA, Series 2007-59, Class ZT	5.500%	10/20/37	437,825
950,170	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	1,055,364
96,197	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	107,752
55,183	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	61,806
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	274,692
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	340,885
438,771	GNMA, Series 2008-35, Class NF	5.000%	04/20/38	493,108

See Notes to Financial Statements.	30

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2016

Face Amount	Description	Coupon Rate	Maturity Date	Value

449,917	GNMA, Series 2008-38, Class PL	5.500%	05/20/38	$510,452
314,000	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	356,456
1,922,446	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	2,209,652
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	185,060
592,649	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	700,279
564,530	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	638,709
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,505,881
320,960	GNMA, Series 2012-124, Class NE	2.000%	10/20/42	286,264

Total Agency Mortgage-Backed Securities (identified cost, $61,484,737)	$63,715,149

OTHER U.S. GOVERNMENT GUARANTEED - 2.6%

INDUSTRIALS - 2.6%
$1,459,000	Vessel Management Services, Inc.	5.125%	04/16/35	$1,735,699

Total Other U.S. Government Guaranteed (identified cost, $1,670,441)	$1,735,699

TOTAL FIXED INCOME INVESTMENTS (identified cost, $63,155,178) — 96.5%	$65,450,848

SHORT-TERM INVESTMENTS - 3.3%

$2,276,509	Fidelity Government Money Market Fund, 0.25% (1)	$2,276,509

TOTAL SHORT-TERM INVESTMENTS (identified cost, $2,276,509) — 3.3%	$2,276,509

TOTAL INVESTMENTS (identified cost, $65,431,687) — 99.8%	$67,727,357

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	109,270

NET ASSETS — 100.0%	$67,836,627

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of June 30, 2016.

Portfolio Composition by Security Type
% of total investments at June 30, 2016
Agency Mortgage-Backed Securities	94.1%
Other U.S. Government Guaranteed	2.5%
Short-Term Investments	3.4%
See Notes to Financial Statements.	31

Wright Current Income Fund (WCIF)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016

ASSETS:
Investments, at value
(identified cost $65,431,687) (Note 1A)	$67,727,357
Receivable for fund shares sold	2,832
Dividends and interest receivable	255,413
Prepaid expenses and other assets	26,306
Total assets	$68,011,908

LIABILITIES:
Payable for fund shares reacquired	$23,827
Distributions payable	117,524
Accrued expenses and other liabilities	33,930
Total liabilities	$175,281
NET ASSETS	$67,836,627

NET ASSETS CONSIST OF:
Paid-in capital	$70,613,608
Accumulated net realized loss on investments	(4,989,131)
Distributions in excess of net investment income	(83,520)
Unrealized appreciation on investments	2,295,670
Net assets applicable to outstanding shares	$67,836,627

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	7,192,419

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$9.43

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016

INVESTMENT INCOME (Note 1C)
Interest income	$1,393,267
Dividend income	2,578
Total investment income	$1,395,845

Expenses –
Investment adviser fee (Note 3)	$151,622
Administrator fee (Note 3)	30,324
Trustee expense (Note 3)	8,574
Custodian fee	3,430
Accountant fee	20,727
Distribution expenses (Note 4)	84,234
Transfer agent fee	15,505
Printing	124
Shareholder communications	4,480
Audit services	9,928
Legal services	7,926
Compliance services	3,650
Registration costs	13,101
Miscellaneous	34,999
Total expenses	$388,624

Deduct –
Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(85,381)
Net expenses	$303,243
Net investment loss	$1,092,602

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions	$(454,494)
Net change in unrealized appreciation (depreciation) on investments	1,489,921
Net realized and unrealized gain on investments	$1,035,427
Net increase in net assets from operations	$2,128,029

See Notes to Financial Statements.	32

Wright Current Income Fund (WCIF)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2016	December 31, 2015
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$1,092,602	$1,385,625
0	Net realized gain (loss) on investment transactions	(454,494)	152,002
Net change in unrealized appreciation (depreciation) on investments	1,489,921	(642,211)
Net increase in net assets from operations	$2,128,029	$895,416
Distributions to shareholders (Note 2)
From net investment income	$(1,176,122)	$(2,382,207)
Total distributions	$(1,176,122)	$(2,382,207)
Net increase in net assets resulting from fund share transactions (Note 6)	$62,000	$2,355,589
Net increase in net assets	$1,013,907	$868,798

NET ASSETS:
At beginning of period	66,822,720	65,953,922
At end of period	$67,836,627	$66,822,720

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$(83,520)	$-

See Notes to Financial Statements.	33

Wright Current Income Fund (WCIF)

These financial highlights reflect selected data for a share outstanding throughout each period.
	Six Months Ended	Years Ended December 31,
FINANCIAL HIGHLIGHTS	June 30, 2016		2015	2014	2013	2012	2011

Net asset value, beginning of period	$9.300		$9.500	$9.440	$10.010	$10.100	$9.910
Income (loss) from investment operations:
Net investment income (1)	0.151		0.195	0.225	0.173	0.225	0.303
Net realized and unrealized gain (loss)	0.142		(0.060)	0.188	(0.365)	0.081	0.302
Total income (loss) from investment operations	0.293		0.135	0.413	(0.192	0.306	0.605

Less distributions:
From net investment income	(0.163)		(0.335)	(0.353)	(0.378)	(0.396)	(0.415)
Net asset value, end of period	$9.430		$9.300	$9.500	$9.440	$10.010	$10.100
Total Return(2)	3.17	%(3)	1.41%	4.44%	(1.95)%	3.06%	6.22%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$67,837	$66,823	$65,954	$59,377	$79,454		$61,325
Ratios (As a percentage of average daily net assets):
Net expenses	0.90	%(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	3.49	%(4)	2.05%	2.37%	1.77%	2.23%	3.03%
Portfolio turnover rate	13	%(3)	35%	27%	39%	27%	50%

(1)		Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)		Not annualized.
(4)		Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2016		2015	2014	2013	2012	2011

Ratios (As a percentage of average daily net assets):
Expenses	1.15	%(4)	1.18%	1.24%	1.16%	1.16%	1.19%
Net investment income	2.99	%(4)	1.77%	2.03%	1.51%	1.97%	2.74%

See Notes to Financial Statements.	34

The Wright Managed Income Trust Notes to Financial Statements

1. Significant Accounting Policies
Wright Current Income Fund ("WCIF") (the "Fund") is a diversified portfolio of Wright Managed Income Trust (the "Trust"), an open-end, management investment company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). WCIF seeks a high level of current income consistent with moderate fluctuations of principal.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").
A. Investment Valuations – Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by third party pricing services, when these prices are representative of the securities' market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service as described above. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security's value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C. Income – Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.
Paydown gains and losses are included in interest income.
D. Federal Taxes – The Fund's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2015, WCIF, for federal income tax purposes, had $2,051,889 available short term capital loss carryforwards and $1,976,451 available long term capital loss carryforwards that have no expiration date which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.
As of June 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund's federal tax returns filed in the 3-year period ended
35

The Wright Managed Income Trust Notes to Financial Statements
December 31, 2015, remain subject to examination by the Internal Revenue Service.
E. Expenses – The majority of expenses of the Trust are directly identifiable to the Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.
F. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G. Indemnifications – Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Interim Financial Statements – The interim financial statements relating to June 30, 2016, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Fund management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2. Distributions to Shareholders
The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly.  Distributions of net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.
As of December 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
WCIF
Capital loss carryforward and post October losses	$(4,201,846)
Unrealized appreciation	472,958
Total	$(3,728,888)

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to premium amortization and paydown gain (loss).
For tax purposes, the prior year post-October loss was $173,506 (realized during the period November 1, 2015 through December 31, 2015) for WCIF. This loss was recognized for tax purposes on the first business day of the Fund's current fiscal year, January 1, 2016.
3. Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Wright Investor Services, Inc. ("Wright") as compensation for
36

The Wright Managed Income Trust Notes to Financial Statements
 investment advisory services rendered to the Fund. The fees are computed at annual rates of the Fund's average daily net assets as noted below, and are payable monthly.
Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WCIF	0.45%	0.44%	0.42%	0.40%	0.35%

For the period ended June 30, 2016, the fee and the effective annual rate, as a percentage of average daily net assets for the Fund was as follows:
Fund	Investment Adviser Fee	Effective Annual Rate
WCIF	$151,622	0.45%

The administrator fee is earned by Wright for administering the business affairs of the Fund. The fee is computed at an annual rate of 0.09% of the average daily net assets up to $100 million for WCIF, and 0.05% of average daily net assets over $100 million. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") serves as sub-administrator of the Fund to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.
For the period ended June 30, 2016, the administrator fee for WCIF amounted to $30,324.
Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Fund's principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright.  The Trustees are compensated by the Trust in conjunction with the Wright Managed Equity Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees' fees attributable to the Fund is disclosed in the Fund's Statement of Operations.
4. Distribution and Service Plans
The Trust has in effect a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that the Fund will pay Wright Investors' Service Distributors, Inc. ("WISDI"), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of the Fund for distribution services and facilities provided to the Fund by WISDI.  Distribution fees paid or accrued to WISDI for the period ended June 30, 2016, for WCIF were $84,234.
In addition, the Trustees have adopted a service plan (the "Service Plan") which allows the Fund to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of the Fund's shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of the Fund's average daily net assets. For the period ended June 30, 2016, the Fund did not accrue or pay any service fees.
Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.00% of the average daily net assets of WCIF, through April 30, 2017 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not
37

The Wright Managed Income Trust Notes to Financial Statements
incurred in the ordinary course of the Fund's business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. In addition, Wright and WISDI have voluntarily agreed to further limit the total annual expenses of WCIF to 0.90% of its average daily net assets. Such voluntary limitation may be terminated at any time. Pursuant to these agreements and voluntary limitation, Wright waived and/or reimbursed investment adviser fees of $2,474 for WCIF. WISDI waived distribution fees of $82,907 for WCIF.
5. Investment Transactions
Purchases and sales (including maturities and paydowns) of investments, other than short-term obligations, were as follows:
Six Months Ended June 30, 2016
WCIF
Purchases -
Non-U.S. Government & Agency Obligations	$ -
U.S. Government & Agency Obligations	8,675,885
Sales -
Non-U.S. Government & Agency Obligations	$ 38,000
U.S. Government & Agency Obligations	9,178,989

6. Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
WCIF
Sold	877,621	$8,249,694	1,840,148	$17,423,457
Issued to shareholders in payment of distributions declared	50,494	474,547	106,995	1,012,438
Redemptions	(921,612)	(8,662,241)	(1,701,672)	(16,080,306)
Net increase	6,503	$62,000	245,471	$2,355,589

7. Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2016, as computed on a federal income tax basis, were as follows:
Six Months Ended June 30, 2016
WCIF
Aggregate cost	$65,431,687
Gross unrealized appreciation	$2,491,040
Gross unrealized depreciation	(195,370)
Net unrealized appreciation	$2,295,670

38

The Wright Managed Income Trust Notes to Financial Statements

8. Line of Credit
The Fund participates with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with Union Bank of California, N.A. ("Union Bank"). The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of the Fund's requested amounts at any particular time. During the period ended June 30, 2016, the Fund had no outstanding balances pursuant to this line of credit.
9. Fair Value Measurements
Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2016, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

WCIF Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$63,715,149	$-	$63,715,149
Other U.S. Government Guaranteed	-	1,735,699	-	1,735,699
Short-Term Investments	-	2,276,509	-	2,276,509
Total Investments	$-	$67,727,357	$-	$67,727,357

The level classification by major category of investments is the same as the category presentation in the Fund's Portfolio of Investments.
There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
10. Review for Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the period ended June 30, 2016, events and transactions subsequent to June 30, 2016, have been evaluated by the Fund's management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.
39

Board of Trustees Annual Approval of the Investment Advisory Agreement
The investment advisory agreement between Wright Managed Equity Trust and Wright Managed Income Trust (the "Trusts"), on behalf of the series of the Trusts (the "Funds"), and Wright Investors' Service, Inc. ("Wright") must be renewed at least annually by the vote of the Trustees, including a majority of the Trustees who are not parties to the agreement or "interested persons" of any party thereto (the "Independent Trustees").

In March 2016 (the "March Meeting"), the Independent Trustees and the interested Trustee (together, the "Board") met in person joined by representatives of Wright and others to give consideration to information bearing on the approval of the investment advisory agreement between the Trusts, on behalf of each Fund, and Wright. The Independent Trustees and independent legal counsel to the Independent Trustees ("Independent Legal Counsel") also met separately from the interested Trustee, representatives of Wright, and others in order to further consider such information. A description of the conclusion of the Board in approving the investment advisory agreement follows.

The Board was presented with a wide range of information to assist in their deliberations. These materials included comparative performance of each Fund with appropriate benchmarks, including the average return within the applicable Morningstar category. The comparative performance for each Fund was presented for all periods available as of the end of the calendar year and for compound annual rates for various cumulative periods ended December 31, 2015. The materials also included comparative investment advisory fees and expenses of each Fund, both before and after any fee waivers or expense limitations, with an appropriate peer group of funds.

The materials also included a copy of the proposed investment advisory agreements and other information regarding the fee arrangement, including the structure of the investment advisory fee, the method of computing that fee, the expense limitations in place, potential economies of scale resulting from increases in the size of each Fund, and the extent to which it could later be appropriate for some portion of the benefit of these economies of scale to be shared with each Fund's shareholders. The Independent Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment advisory agreement.

The Board was also presented information concerning the following:

•	the terms of the proposed investment advisory agreement, including the fees payable under the agreement, and expense limitations for each Fund;

•	the manner in which each Fund's shares would be distributed and the presence of a distribution fee that could be paid by the Fund;

•	the nature and extent of the services to be provided by Wright, including information about the investment strategies and policies of the Funds;

•	the personnel of Wright responsible for managing each Fund;

•	the compliance program of Wright;

•	the financial condition and stability of Wright;

•	the potential for Wright to derive benefits that are ancillary to serving as an investment adviser to the Funds; and

•	the profitability of Wright from the advisory fee to be paid by each Fund.

At the March Meeting, the Board reviewed, considered and discussed, among themselves and with Wright, and separately with Independent Legal Counsel, among other things, the information described above. The Trustees also considered the overall reputation, capabilities, and commitment of Wright to provide high-quality service to the Funds.

40

Board of Trustees Annual Approval of the Investment Advisory Agreement

After full consideration of the factors discussed above, the Board, including the Independent Trustees, unanimously approved the investment advisory agreement. In making its approval, the Board concluded that the nature, extent and quality of services provided by Wright supported the renewal of the agreement. The Board also concluded that the investment performance of each Fund was such that the agreement should continue. In addition, the Board concluded that fees paid by a Fund to Wright appeared to be acceptable in light of the nature, extent and quality of the services provided by Wright. Further, the Board concluded that Wright's profitability in providing services under the investment advisory agreement did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Wright. Finally, the Board concluded that the investment advisory agreement in some measure shares economies of scale with shareholders. In approving the renewal of the investment advisory agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds.

41

The Wright Managed Blue Chip Investment Funds
Wright Investors' Service, Inc.
Wright Investors' Service Distributors, Inc.

Important Notice Regarding Delivery of Shareholders Documents

The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Wright, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Wright, or your financial adviser, otherwise.

If you would prefer that your Wright documents not be householded, please contact Wright at (800) 555-0644, or your financial adviser.

Your instructions that householding not apply to delivery of your Wright documents will be effective within 30 days of receipt by Wright or your financial adviser.

Portfolio Holdings

In accordance with rules established by the SEC, the Funds send semi-annual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth quarters, respectively, within 60 days of quarter-end and after filing with the SEC. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Funds' complete portfolio holdings as reported in annual and semi-annual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://sec.gov/info/edgar/prrules.htm or by calling (800) SEC-0330). After filing, the Funds' portfolio holdings as reported in annual and semi-annual reports are also available on Wright's website at www.wrightinvestors.com and are available upon request at no additional cost by contacting Wright at (800) 555-0644.

Proxy Voting Policies and Procedures

From time to time funds are required to vote proxies related to the securities held by the funds. The Wright Managed Blue Chip Investment Funds vote proxies according to a set of policies and procedures approved by the Funds' Board. You may obtain a description of these policies and procedures and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 without charge, upon request, by calling (800) 555-0644. This description is also available on the SEC website at http://www.sec.gov.

42

WRIGHT
INVESTORS' SERVICE

Wright Investors' Service Distributors, Inc.
177 West Putnam Avenue, Greenwich, Connecticut 06830

Semi-Annual Report

Officers and Trustees of the Funds

Peter M. Donovan, President and Trustee
A. M. Moody III, Vice President
James J. Clarke, Trustee
Dorcas R. Hardy, Trustee
Richard E. Taber, Trustee
Adam R. Waldstein, Secretary
Michael J. McKeen, Treasurer

Investment Adviser and Administrator

Wright Investors' Service, Inc.
177 West Putnam Avenue
Greenwich, Connecticut 06830

Principal Underwriter

Wright Investors' Service Distributors, Inc.
177 West Putnam Avenue
Greenwich, Connecticut 06830
e-mail: wright@wisi.com

Custodian

Union Bank, NA
350 California Street
San Francisco, California 94104

Transfer and Dividend Disbursing Agent

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.

comb-sar-160630

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which a Fund's shareholder may recommend nominees to the registrant's board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A(17 CFR240 14a-101), or this item.

ITEM 11. CONTROLS AND PROCEDURES
(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified to the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable
(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of   2002. (Exhibits filed herewith)
(a)(3)  Not applicable.
(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund and Wright International Blue Chip Equities Fund)

By	/s/ Peter M. Donovan
Peter M. Donovan
President

Date	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Peter M. Donovan
Peter M. Donovan
President

Date	August 25, 2016

By	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date	August 25, 2016